Basic and Diluted Net Loss per Share - Basic and Diluted Not Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss attributable to common stockholders, basic	$ (8,409)	$ (2,934)	$ (15,619)	$ (9,618)
Net loss attributable to common stockholders, diluted	$ (8,409)	$ (2,934)	$ (15,619)	$ (9,618)
Weighted average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	9,095,711	7,292,773	8,017,976	6,066,928
Weighted average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	9,095,711	7,292,773	8,017,976	6,066,928
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ (0.92)	$ (0.40)	$ (1.95)	$ (1.59)
Net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (0.92)	$ (0.40)	$ (1.95)	$ (1.59)